Summary of Significant Accounting Policies (Details)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Exchange rate	3.19	3.647
FDIC insurance limit	$ 0	$ 0
Cash uninsured amount	$ 80,331	$ 544,175
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares converted (in Shares) | shares	100